Redeemable Non-Controlling Interests - Summary of Redeemable Noncontrolling Interests (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Redeemable Noncontrolling Interest, Equity, Carrying Amount [Abstract]
Beginning balance	$ 340
Share in comprehensive income (loss)	33
Dividend payment	(340)	$ (78)		$ 0
Purchase of shares from redeemable non-controlling interests	(38)	(64)	[1]
Other adjustments related to redeemable non-controlling interests	6
Ending balance	$ 0	$ 340

[1]	Purchase of shares from non-controlling interests in a Teva’s subsidiary in Switzerland.